INTELLECTUAL PROPERTY (Details Textual) (USD $)	3 Months Ended		12 Months Ended		48 Months Ended	121 Months Ended	124 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Mar. 31, 2014
Intellectual Property [Line Items]
Amortization of Intangible Assets			$ 17,000	$ 17,000
Payments To Acquire Intangible Assets	0	0	0	0	212,000	194,000	194,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			17,000			17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two			17,000			17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three			17,000			17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four			17,000			17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five			$ 17,000			$ 17,000